ACQUISITION OF SUBSIDIARIES - Additional information (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jul. 15, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Nov. 17, 2020
ACQUISITION OF SUBSIDIARIES
Prepayments and deposits for acquiring data center		¥ (36,000)	$ (5,220)	¥ (679,941)	¥ (1,302,601)
BJ JHC [Member]
ACQUISITION OF SUBSIDIARIES
Percentage of equity interests acquired						100.00%
BJ TenxCloud [Member]
ACQUISITION OF SUBSIDIARIES
Percentage of equity interests acquired	100.00%
Prepayments and deposits for acquiring data center	¥ (199,790)